UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 19.5%
Auto Components 0.8%
BorgWarner, Inc.* (a)	130,144	11,211,906
Hotels, Restaurants & Leisure 3.3%
Brinker International, Inc. (a)	282,094	11,122,966
Las Vegas Sands Corp.	285,812	15,128,029
Norwegian Cruise Line Holdings Ltd.* (a)	119,938	3,635,321
Starwood Hotels & Resorts Worldwide, Inc. (a)	270,029	17,063,133

		46,949,449
Household Durables 0.0%
Taylor Morrison Home Corp. "A"*	8,832	215,324
Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	79,025	21,944,452
Media 3.4%
Comcast Corp. "A"	663,240	27,776,491
News Corp. "A"*	620,839	20,239,352

		48,015,843
Multiline Retail 1.1%
Dollar General Corp.*	309,148	15,590,334
Specialty Retail 5.3%
Dick's Sporting Goods, Inc. (a)	367,425	18,393,296
GNC Holdings, Inc. "A" (a)	189,444	8,375,319
Home Depot, Inc.	355,287	27,524,084
L Brands, Inc. (a)	412,578	20,319,466

		74,612,165
Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc. "B"	664,722	42,329,497
VF Corp.	80,076	15,459,472

		57,788,969
Consumer Staples 12.2%
Beverages 3.7%
Beam, Inc.	290,395	18,326,828
PepsiCo., Inc.	415,207	33,959,781

		52,286,609
Food & Staples Retailing 4.4%
Costco Wholesale Corp.	253,099	27,985,156
Whole Foods Market, Inc.	650,768	33,501,537

		61,486,693
Food Products 4.1%
Hillshire Brands Co.	538,113	17,800,778
Kraft Foods Group, Inc.	222,627	12,438,170
Mead Johnson Nutrition Co.	165,251	13,092,837
Mondelez International, Inc. "A"	524,928	14,976,196

		58,307,981
Energy 4.8%
Energy Equipment & Services 2.5%
Cameron International Corp.*	184,562	11,287,812
Schlumberger Ltd.	333,165	23,874,604

		35,162,416
Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.	197,297	16,953,731
Concho Resources, Inc.*	89,343	7,479,796
Pioneer Natural Resources Co.	52,556	7,607,481

		32,041,008
Financials 5.3%
Capital Markets 3.0%
Affiliated Managers Group, Inc.*	156,674	25,685,136
Ameriprise Financial, Inc.	129,864	10,503,400
Charles Schwab Corp.	262,239	5,567,334

		41,755,870
Consumer Finance 1.3%
Discover Financial Services	396,578	18,892,976
Real Estate Investment Trusts 0.9%
American Tower Corp. (REIT)	172,224	12,601,630
Real Estate Management & Development 0.1%
Realogy Holdings Corp.*	32,080	1,541,123
Health Care 14.4%
Biotechnology 7.7%
Celgene Corp.*	348,955	40,796,329
Cepheid, Inc.* (a)	295,055	10,155,793
Gilead Sciences, Inc.* (a)	839,870	43,009,743
Medivation, Inc.* (a)	309,546	15,229,663

		109,191,528
Health Care Equipment & Supplies 1.6%
CareFusion Corp.*	405,967	14,959,884
St. Jude Medical, Inc. (a)	182,542	8,329,392

		23,289,276
Health Care Providers & Services 3.8%
Express Scripts Holding Co.*	526,386	32,472,752
McKesson Corp.	184,631	21,140,250

		53,613,002
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc. (a)	215,870	18,269,078
Industrials 12.5%
Aerospace & Defense 2.1%
Boeing Co.	144,483	14,800,839
TransDigm Group, Inc.	98,233	15,399,987

		30,200,826
Commercial Services & Supplies 0.9%
Stericycle, Inc.* (a)	110,538	12,206,711
Electrical Equipment 3.4%
AMETEK, Inc.	526,137	22,255,595
Regal-Beloit Corp.	97,370	6,313,471
Roper Industries, Inc.	156,955	19,496,950

		48,066,016
Industrial Conglomerates 1.2%
General Electric Co.	730,672	16,944,284
Machinery 3.7%
Dover Corp. (a)	221,068	17,168,141
Parker Hannifin Corp.	264,512	25,234,445
SPX Corp.	141,015	10,150,259

		52,552,845
Road & Rail 1.2%
Norfolk Southern Corp.	242,370	17,608,181
Information Technology 25.4%
Communications Equipment 2.4%
QUALCOMM, Inc.	551,578	33,690,384
Computers & Peripherals 5.7%
Apple, Inc.	141,888	56,198,999
EMC Corp.	1,017,369	24,030,256
Stratasys Ltd.*	13,724	1,149,248

		81,378,503
Internet Software & Services 4.7%
eBay, Inc.*	250,984	12,980,892
Google, Inc. "A"*	60,964	53,670,877

		66,651,769
IT Services 5.6%
Accenture PLC "A"	306,262	22,038,613
International Business Machines Corp.	116,244	22,215,391
Visa, Inc. "A" (a)	196,668	35,941,077

		80,195,081
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp. "A"	198,136	6,689,071
Software 6.5%
Check Point Software Technologies Ltd.* (a)	204,405	10,154,840
Citrix Systems, Inc.*	209,766	12,655,183
Microsoft Corp.	571,826	19,745,152
Oracle Corp.	1,388,595	42,657,639
Solera Holdings, Inc.	114,325	6,362,186

		91,575,000
Materials 4.0%
Chemicals
Ecolab, Inc. (a)	254,736	21,700,960
LyondellBasell Industries NV "A"	170,052	11,267,645
Monsanto Co.	243,376	24,045,549

		57,014,154
Telecommunication Services 0.5%
Wireless Telecommunication Services
Crown Castle International Corp.*	102,956	7,452,985
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	115,817	4,775,135

Total Common Stocks (Cost $1,008,944,329)		1,401,768,577
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $198,794,095)	198,794,095	198,794,095
Cash Equivalents 2.3%
Central Cash Management Fund, 0.07% (b) (Cost $31,703,511)	31,703,511	31,703,511

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,239,441,935) †	115.2	1,632,266,183
Other Assets and Liabilities, Net	(15.2)	(215,160,714)

Net Assets	100.0	1,417,105,469

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,241,306,745.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $390,959,438.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $401,286,969 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,327,531.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at June 30, 2013 amounted to $193,043,209 which is 13.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,401,768,577	$—	$—	$1,401,768,577
Short-Term Investments(d)	230,497,606	—	—	230,497,606
Total	$1,632,266,183	$—	$—	$1,632,266,183

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013